Summary of Significant Accounting Policies (Details Narrative) (10-Q) - Segments	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
Malaysia [Member]
Number of segment	1	1
Tax Cuts and Jobs Act [Member]
Income tax reconciliation description	This tax item is specific to the Tax Cuts and Jobs Act (the “TCJA”) that was signed into law in December 2017 which included a reduction of the U.S. corporate income tax rate from 35% to 21%, effective January 1, 2018.
Corporate income tax rate	21.00%